Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Entity Registrant Name	Calamos Investment Trust/IL
Entity Central Index Key	0000826732
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2022
Document Effective Date	Mar. 30, 2022
Prospectus Date	Mar. 30, 2022
Calamos International Small Cap Growth Fund | Class C
Prospectus:
Trading Symbol	CCISX
Calamos International Small Cap Growth Fund | Class A
Prospectus:
Trading Symbol	CAISX
Calamos International Small Cap Growth Fund | Class I
Prospectus:
Trading Symbol	CSGIX
Calamos International Small Cap Growth Fund | Class R6
Prospectus:
Trading Symbol	CISOX